CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Cash flows from operating activities
Net income	$ 26,408	$ 4,854
Reconciliation of net income to net cash provided by operating activities
Depreciation and amortization	6,621	5,313
Debt discount and deferred loan cost amortization	219	438
Stock-based compensation	834
Inventory obsolescence	451
Loss on disposal of assets	29	235
Deferred income taxes	963	29
Loss on debt extinguishment	4,305
Changes in operating assets and liabilities
Accounts receivable	(419)	(8,998)
Inventories	(5,594)	(7,648)
Prepaid expenses and other assets	(56)	(1,140)
Accounts payable	792	12,508
Accrued expenses and other liabilities	4,012	341
Net cash provided by operating activities	38,565	5,932
Cash flows from investing activities
Capital expenditures	(16,127)	(8,584)
Proceeds from sale of assets	440	83
Net cash used in investing activities	(15,687)	(8,501)
Cash flows from financing activities
Principal payments on long-term debt	(248,529)	(642)
Payments on capital leases	(1,266)	(319)
Net proceeds from IPO	469,621
Distributions to members	(26,041)
Redemptions of CW Units	(216,425)
Net cash used in financing activities	(22,640)	(961)
Effect of exchange rate changes on cash and cash equivalents	48	12
Net increase (decrease) in cash and cash equivalents	286	(3,518)
Cash and cash equivalents
Beginning of period	7,574	8,688
End of period	$ 7,860	$ 5,170